Schedule I - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Other operating income	$ 82,835	$ 84,378	$ 100,992
Staff costs	(270,649)	(279,864)	(305,859)
Other operating expense	(245,899)	(265,182)	(270,090)
Depreciation and amortization	(84,951)	(75,463)	(73,532)
Finance income	3,474	7,248	5,422
Finance costs	(20,775)	(21,942)	(38,793)
Exchange differences	(23,886)	13,565	(7,551)
Impairment loss (gain)	(17,488)	(43,052)	(25,290)
(Loss) profit before tax	(174,644)	37,052	156,018
Income tax benefit (expense)	(2,468)	(16,252)	(57,540)
Total Profit for the year	(177,112)	20,800	98,478
Separate
Profit (loss) [abstract]
Other operating income	15,919	20,905	28,799
Other operating expense	(27,872)	(34,512)	(36,221)
Depreciation and amortization	(130)	(126)	(123)
Finance income	253	889	31,982
Finance costs	(7,002)	(6,477)	(19,638)
Exchange differences	(2,161)	447	86
Impairment loss (gain)			429
(Loss) profit before tax	(20,993)	(18,874)	5,314
Income tax benefit (expense)		367	115
Total Profit for the year	$ (20,993)	$ (18,507)	$ 5,429